RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the Prospectus for VanEck Vectors® BDC Income ETF, VanEck Vectors® Emerging Markets Aggregate Bond ETF, VanEck Vectors® Emerging Markets High Yield Bond ETF, VanEck Vectors® Fallen Angel High Yield Bond ETF, VanEck Vectors® Green Bond ETF, VanEck Vectors® International High Yield Bond ETF, VanEck Vectors® Investment Grade Floating Rate ETF, VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF, VanEck Vectors® Mortgage REIT Income ETF and VanEck Vectors® Preferred Securities ex Financials ETF, that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 28, 2020 (Accession No. 0001137360-20-000074), which is incorporated herein by reference.